ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
General and administrative expenses	$ (51,668)	$ (39,643)	$ (31,648)
Total operating expenses	(190,037)	(102,042)	(75,025)
Operating loss	(194,169)	(12,889)	(1,762)
Other gains/(losses), net	(19,165)	2,203	5,852
Fair value losses on derivative liabilities			(11,466)
Fair value losses on convertible notes			(4,433)
Share of losses from an equity investee	(75)	(107)	(111)
Income tax expense	11,182	(2,540)	(1,633)
Net loss	(202,806)	(16,598)	(14,906)
Other comprehensive (loss)/income:
Comprehensive loss attributable to iClick Interactive Asia Group Limited	(205,821)	(10,291)	(7,617)
Parent Company | Reportable legal entities
Operating expenses
General and administrative expenses	(7,160)	(17,574)	(13,598)
Total operating expenses	(7,160)	(17,574)	(13,598)
Operating loss	(7,160)	(17,574)	(13,598)
Other gains/(losses), net	(7,925)	(242)	(409)
Fair value losses on derivative liabilities			(11,466)
Fair value losses on convertible notes			(4,433)
Share of profits/(losses) from subsidiaries, VIE and VIE' subsidiaries	(185,431)	4,406	17,477
Loss before share of loss from an equity investee and income tax expense	(200,516)	(13,410)	(12,429)
Share of losses from an equity investee	(75)	(107)	(111)
Income tax expense	(284)	(114)	(78)
Net loss	(200,875)	(13,631)	(12,618)
Net loss attributable to iClick Interactive Asia Group Limited's ordinary shareholders	(200,875)	(13,631)	(12,618)
Other comprehensive (loss)/income:
Foreign currency translation adjustment, net of tax	(4,946)	3,340	5,001
Comprehensive loss attributable to iClick Interactive Asia Group Limited	$ (205,821)	$ (10,291)	$ (7,617)